N-2	Oct. 02, 2023
Cover [Abstract]
Entity Central Index Key	0001876006
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ARES PRIVATE MARKETS FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The second paragraph of the section entitled “Risks—Incentive Fee” is deleted in its entirety and replaced with the following:

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory and Management Agreement—Incentive Fee” and “–Incentive Fee Examples.”

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The second paragraph of the section entitled “Risks—Incentive Fee” is deleted in its entirety and replaced with the following:

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Fund investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Advisory and Management Agreement—Incentive Fee” and “–Incentive Fee Examples.”